Jointly Owned Plants (Tables)	12 Months Ended
Dec. 31, 2019
Jointly Owned Plants Disclosure [Abstract]
Summary of NRG's proportionate ownership interest in the company's jointly-owned facilities
The following table summarizes NRG's proportionate ownership interest in the Company's jointly-owned facilities:

(In millions unless otherwise stated)
As of December 31, 2019	Ownership Interest	Property, Plant & Equipment	Accumulated Depreciation	Construction in Progress
South Texas Project Units 1 and 2, Bay City, TX	44.00%	$413	$(206)	$8
Cedar Bayou Unit 4, Baytown, TX	50.00%	218	(93)	7